LONG-TERM DEBT, NET (2012 Studio City Notes) - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Nov. 26, 2012	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt [Line Items]
Total long-term debt		$ 3,619,139	$ 3,821,519
2012 Studio City Notes [Member] | Senior Notes [Member]
Long-Term Debt [Line Items]
Total long-term debt	$ 825,000
Purchase price as percentage of principal	100.00%
Maturity date		Dec. 01, 2020
Interest rate per annum	8.50%
Net assets restricted from distribution		$ 731,000